UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® Investment Grade Municipal Trust

5/31/09

CXH-SEM

MFS® Investment Grade Municipal Trust

New York Stock Exchange Symbol: CXH

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent market events have shown the value of certain types of investments. In down markets especially, the benefits that funds offer — diversification, professional management, and transparency of operations — become even more important for investors.

This year, MFS celebrates the 85th anniversary of its flagship fund, Massachusetts Investors Trust. Founded in 1924, Massachusetts Investors Trust was America’s first mutual fund. Over the years, MFS has managed money through wars, recessions, and countless boom and bust market cycles. As dire as today’s economic climate may seem, experience has taught us the benefits of maintaining a long-term view. No one can predict when the market will fully recover. Still, we remain fully confident that the hallmarks of funds — diversification, professional management, and transparency — can serve long-term investors well through any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

July 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact MFS or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure

Top five industries reflecting equivalent exposure of derivative positions (i)
Healthcare Revenue — Hospitals	19.8%
Universities — Colleges	18.2%
State & Local Agencies	13.5%
Utilities — Investor Owned	6.0%
General Obligations — Schools	4.8%

Credit quality of bonds (r)
AAA	19.1%
AA	19.7%
A	22.1%
BBB	24.9%
BB	2.9%
B	0.2%
CCC	0.3%
Not Rated	10.8%

Portfolio structure reflecting equivalent exposure of derivative positions (i)(j)

Portfolio facts
Average Duration (d)(i)	14.1
Average Effective Maturity (i)(m)	15.8 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Portfolio Composition – continued

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (12.7)%, which reduce the fund’s interest exposure, but not its credit exposure.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 5/31/09.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets, including the value of auction preferred shares, as of 5/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

INVESTMENT OBJECTIVE, PRINCIPAL

INVESTMENT STRATEGIES AND RISKS

OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income exempt from federal income tax, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

The fund invests, under normal market conditions, at least 80% of its net assets, including assets attributable to preferred shares and borrowings for investment purposes, in tax-exempt bonds and tax-exempt notes. This policy may not be changed without shareholder approval. Tax-exempt bonds and tax-exempt notes are municipal instruments, the interest of which is exempt from federal income tax. Interest from the fund’s investments may be subject to the federal alternative minimum tax. MFS may also invest in taxable instruments.

MFS normally invests at least 80% of the fund’s net assets, including assets attributable to preferred shares and borrowings for investment purposes, in investment grade debt instruments. Investment grade debt instruments are those that are rated at the time of purchase in one of the top four rating categories by Moody’s; or if not rated by Moody’s, by S&P; or if not rated by Moody’s or S&P, by Fitch. If a debt instrument is unrated, MFS may assign a rating which it considers to be equivalent to that of a major credit rating.

MFS may also invest in lower quality debt instruments.

MFS may invest 25% or more of the fund’s total assets in municipal instruments that finance similar projects, such as those relating to education, healthcare, housing, utilities, water, or sewers.

MFS may invest a relatively high percentage of the fund’s assets in the debt instruments of a single issuer or a small number of issuers.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

The fund uses leverage through the issuance of preferred shares and/or the creation of tender option bonds, and then investing the proceeds pursuant to

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

its investment strategies. If approved by the fund’s Board of Trustees, the fund may use leverage by other methods.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks

The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Municipal instruments can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes and the financial condition of the issuers and/or insurers of municipal instruments. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicators upon whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. To the extent that investments are purchased with the proceeds from the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. To the extent that the fund participates in the creation of tender option bonds, it will hold more concentrated positions in individual securities and so its performance may be more volatile than the performance of more diversified funds. A tender option bond issue may terminate upon the occurrence of certain enumerated events, which would result in a reduction in the fund’s leverage. In connection with the creation of tender option bonds and for other investment purposes, the fund may invest in inverse floating rate instruments, whose potential income return is inversely related to changes in a floating interest rate. Inverse floating rate instruments may provide investment leverage and be more volatile than other debt instruments. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov and on the MFS Web site at mfs.com.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common and/or preferred shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO MANAGERS’ PROFILES

Michael Dawson	—	Investment Officer of MFS; employed in the investment area of MFS since 1998. Portfolio Manager of the fund since June 2007.

Geoffrey Schechter	—	Investment Officer of MFS; employed in the investment area of MFS since 1993. Portfolio Manager of the fund since June 2007.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows common shareholders to reinvest either all of the distributions paid by the fund or only the long-term capital gains. Generally, purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a price of either the net asset value or 95% of the market price, whichever is greater. You can also buy shares on a quarterly basis in any amount $100 and over. The Plan Agent will purchase shares under the Cash Purchase Plan on the 15th of January, April, July, and October or shortly thereafter.

If shares are registered in your own name, new shareholders will automatically participate in the Plan, unless you have indicated that you do not wish to participate. If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the fund. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. Dividends and capital gains distributions are taxable whether received in cash or reinvested in additional shares – the automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

You may withdraw from the Plan at any time by going to the Plan Agent’s website at www.computershare.com, by calling
1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078. Please have available the name of the fund and your account number. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of three ways: your full shares will be held in your account, the Plan Agent will sell your shares and send the proceeds to you, or you may transfer your full shares to your investment professional who can hold or sell them. Additionally, the Plan Agent will sell your fractional shares and send the proceeds to you.

If you have any questions or for further information or a copy of the Plan, contact the Plan Agent Computershare Trust Company, N.A. (the Transfer Agent for the fund) at 1-800-637-2304, at the Plan Agent’s website at

Dividend Reinvestment and Cash Purchase Plan – continued

www.computershare.com, or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078.

The following changes in the Plan will take effect on September 1, 2009:

•

When dividend reinvestment is being made through purchases in the open market, such purchases will be made on or shortly after the payment date for such distribution (except where temporary limits on purchases are legally required) and in no event more than 15 days thereafter (instead of 45 days as previously specified).

•

In an instance where the Plan Agent either cannot invest the full amount of the distribution through open market purchases or the fund’s shares are no longer selling at a discount to the current net asset value per share, the fund will supplementally issue additional shares at the greater of net asset value per share or 95% of the current market value price per share calculated on the date that such request is made (instead of the distribution date net asset value as previously specified). This price may be greater or lesser than the fund’s net asset value per share on the distribution payment date.

PORTFOLIO OF INVESTMENTS

5/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 152.5%
Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 0.2%
New York, NY, City Industrial Development Authority Rev. (Terminal One Group Assn.), 5.5%, 2021	$250,000	$226,540

General Obligations - General Purpose - 4.7%
Chicago, IL (Emergency Telecommunications Systems), FGIC, 5.5%, 2023	$1,000,000	$1,108,260
Chicago, IL, “A”, AMBAC, 6.25%, 2014	1,480,000	1,704,102
Highlands Ranch, CO, Metropolitan District, FSA, 6.5%, 2011	650,000	719,687
Highlands Ranch, CO, Metropolitan District, ETM, FSA, 6.5%, 2011 (c)	725,000	805,997
Luzerne County, PA, FSA, 6.75%, 2023	370,000	370,518
State of California, 5.75%, 2019	70,000	70,377

		$4,778,941
General Obligations - Schools - 7.0%
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2031	$230,000	$68,073
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2032	235,000	64,515
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2033	470,000	120,315
Frenship, TX, Independent School District, FSA, 5%, 2033	1,000,000	1,003,100
Los Angeles, CA, Unified School District, “D”, 5%, 2034	140,000	135,568
Modesto, CA, High School District (Stanislaus County), “A”, FGIC, 0%, 2019	1,350,000	842,859
Pomona, CA, Unified School District, “A”, NATL, 6.45%, 2022	1,000,000	1,098,730
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	640,000	612,198
St. Johns, MI, Public Schools, FGIC, 5.1%, 2025	1,000,000	1,114,770
West Contra Costa, CA, Unified School District, “B”, NATL, 6%, 2024	250,000	279,525
Will County, IL, School District (Channahon), AMBAC, 8.5%, 2015	1,400,000	1,813,896

		$7,153,549
Healthcare Revenue - Hospitals - 28.8%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	$405,000	$241,996
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	485,000	352,154
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.375%, 2038	125,000	106,169
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.625%, 2038	120,000	106,006

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$165,000	$157,002
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	200,000	201,598
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	335,000	333,482
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	575,000	370,082
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CHCLI, 5.75%, 2038	360,000	340,542
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	255,000	244,976
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	195,000	186,096
District of Columbia Hospital Rev. (Children’s Hospital Obligated Group), FSA, 5.25%, 2045	265,000	246,047
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	205,000	218,452
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	250,000	267,330
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	850,000	740,639
Henderson, NV, Health Care Facilities Rev. (Catholic West), “A”, 6.75%, 2010 (c)	440,000	472,129
Henderson, NV, Health Care Facilities Rev. (Catholic West), “A”, 6.75%, 2010 (c)	60,000	63,836
Illinois Development Finance Authority Hospital Rev. (Adventist Health Systems Sunbelt Obligated Group), 5.5%, 2009 (c)	900,000	929,385
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	540,000	511,920
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	470,000	401,991
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	380,000	357,234
Illinois Health Facilities Authority Rev. (Swedish American Hospital), 6.875%, 2010 (c)	500,000	526,520
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	225,000	218,372
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	845,000	703,167
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	390,000	312,059

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, FSA, 5.25%, 2041	$360,000	$342,882
Indiana Health Facilities Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	150,000	135,213
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	845,000	748,695
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	255,000	267,959
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	85,000	88,029
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	330,000	276,821
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	265,000	239,958
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	380,000	307,006
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	385,000	335,662
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	45,000	34,061
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	45,000	33,119
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	175,000	191,884
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	300,000	261,573
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	250,000	268,605
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	95,000	82,335
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	110,000	91,067
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Regional), “C”, 5.75%, 2013	430,000	424,100
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	165,000	120,245
Massachusetts Health & Educational Facilities Authority Rev., Unrefunded (South Shore Hospital), “F”, 5.75%, 2029	370,000	338,509
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	440,000	505,468
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	60,000	51,946

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	$300,000	$224,259
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	415,000	339,466
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2013 (c)	100,000	114,973
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	165,000	173,709
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	100,000	103,292
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026	200,000	189,504
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	110,000	80,395
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	100,000	89,090
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	115,000	100,942
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	150,000	171,239
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, ETM, 6.25%, 2013 (c)	1,740,000	2,012,188
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “E”, 6%, 2009 (c)	5,000	5,138
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “E”, 6%, 2026	170,000	163,957
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	395,000	304,735
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	335,000	317,282
Rhode Island Health & Educational Building Corp. Rev. (Rhode Island Hospital Foundation), “A”, ASSD GTY, 7%, 2039	855,000	916,338
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	435,000	489,188
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	525,000	538,991
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	230,000	257,267
Saline County, MO, Industrial Development Authority Rev. (John Fitzgibbon Memorial Hospital, Inc.), 5.625%, 2035	500,000	372,305
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	555,000	507,653

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	$535,000	$437,341
South Carolina Jobs Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2012 (c)	110,000	124,264
South Carolina Jobs Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2023	390,000	369,775
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	380,000	361,775
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	759,540
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligations Group), 5.25%, 2023	325,000	301,854
St. Paul, MN, Housing & Redevelopment Hospital (Healthpartners Obligated Group), 5.25%, 2036	615,000	514,404
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	1,365,000	1,008,708
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	135,000	89,425
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	1,000,000	383,890
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	85,000	84,154
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	265,000	202,757
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	220,000	167,317
University of Kansas Hospital Authority Health Facilities Rev. (KU Health Systems), 5.625%, 2012 (c)	500,000	564,555
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	700,000	717,577
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	570,000	483,166
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	285,000	230,676
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	175,000	169,377
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc. Project), 5.375%, 2018	385,000	367,787
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	195,000	198,549
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	100,000	102,247

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2034	$695,000	$498,968

		$29,364,338
Healthcare Revenue - Long Term Care - 6.6%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	$500,000	$373,785
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	386,300
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	500,000	601,490
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Friendship Village South), “A”, 5.25%, 2013	500,000	467,715
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	715,000	615,715
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	250,000	185,995
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5%, 2029	270,000	176,299
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	430,000	338,096
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	500,000	385,230
Illinois Health Facilities Authority Rev. (Lutheran Senior Ministries, Inc.), 7.375%, 2011 (c)	250,000	285,020
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	250,000	203,955
Johnson City, TN, Health & Educational Facilities Board (Appalachian Christian Village), “A”, 6.25%, 2032	250,000	181,583
Juneau, AK, City & Borough Non-Recourse Rev. (St. Ann’s Care Project), 6.875%, 2025	440,000	339,904
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	350,000	296,037
Lee County, FL, Industrial Development Authority Health Care Facilities Rev. (Shell Point Village), “A”, 5.5%, 2009 (c)	175,000	180,796
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	200,000	184,606
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	200,000	124,994
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	300,000	178,041
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	310,000	252,520
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	100,000	74,361

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2024	$250,000	$222,470
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	150,000	120,557
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	250,000	150,590
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	495,000	371,527

		$6,697,586
Healthcare Revenue - Other - 0.3%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$250,000	$297,350

Human Services - 0.2%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 2024	$250,000	$192,008

Industrial Revenue - Airlines - 0.1%
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	$105,000	$56,129
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	105,000	53,406

		$109,535
Industrial Revenue - Chemicals - 0.9%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$500,000	$369,720
State of Michigan Strategic Fund Limited Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	525,000	529,914

		$899,634
Industrial Revenue - Environmental Services - 1.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$128,338
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	305,000	276,065
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	335,000	303,064
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	650,000	625,034

		$1,332,501

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Other - 2.6%
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	$200,000	$166,064
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	250,000	244,733
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	330,000	257,753
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	250,000	223,665
Michigan Strategic Fund Ltd. Obligation Rev. (Michigan Sugar Co., Carrollton), 6.55%, 2025	250,000	197,250
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	500,000	383,765
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	180,000	155,920
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 2021	1,000,000	1,054,570

		$2,683,720
Industrial Revenue - Paper - 0.7%
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	$275,000	$314,749
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5.75%, 2027	250,000	186,735
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	320,000	222,653

		$724,137
Miscellaneous Revenue - Entertainment & Tourism - 0.9%
Cabazon Band Mission Indians, CA, 8.375%, 2015 (z)	$100,000	$66,036
Cabazon Band Mission Indians, CA, 8.75%, 2019 (z)	360,000	237,161
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	350,000	239,586
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	220,000	880
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	65,000	70,767
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	45,000	48,384
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	195,000	209,960

		$872,774

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - 3.6%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$95,000	$85,500
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	190,000	165,023
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	155,000	132,158
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	90,000	71,885
Citizens Property Insurance Corp., “A-1”, ASSD GTY, 5.5%, 2016	810,000	839,452
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	465,000	463,028
District of Columbia Rev. (Smithsonian Institution), 5%, 2028	1,000,000	999,930
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	600,000	581,460
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	430,000	311,655
V Lakes Utility District Ranking Water Systems Rev., 7%, 2037	85,000	68,193

		$3,718,284
Multi-Family Housing Revenue - 6.2%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$445,070
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032	365,000	304,279
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	500,000	509,925
Charter Mac Equity Issuer Trust, “B”, FHLMC, 7.6%, 2050 (b)(n)	500,000	511,035
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	245,000	209,975
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	500,000	461,550
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	373,627	282,966
Massachusetts Housing Finance Agency Rev., “B”, 5%, 2030	455,000	441,760
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	250,000	236,015
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	250,000	176,415
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049 (b)(z)	1,000,000	629,090
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	500,000	433,985
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	227,741	210,175
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	500,000	483,665

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Tacoma, WA, Housing Authority Multi-Family Rev. (HSG-GNMA Collateral Mortgage Loans Redwood), GNMA, 5.05%, 2037	$1,040,000	$954,491

		$6,290,396
Sales & Excise Tax Revenue - 1.5%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$250,000	$151,460
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	350,000	388,388
Tampa Bay, FL, Sports Authority Rev. (Sales Tax-Tampa Bay Arena), NATL, 5.75%, 2025	1,000,000	999,620

		$1,539,468
Single Family Housing - Local - 0.9%
Chicago, IL, Single Family Mortgage Rev., “A”, GNMA, 7.15%, 2031	$15,000	$15,184
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	448,679	413,058
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	500,000	491,090

		$919,332
Single Family Housing - State - 4.1%
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$440,000	$424,574
Colorado Housing & Finance Authority Rev. (Single Family Project), “B-2”, 7.25%, 2031	35,000	36,183
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	1,080,000	1,105,380
Maine Housing Authority Mortgage, “A-2”, 4.95%, 2027	500,000	472,230
Montana Board Housing (Single Family Mortgage), “A”, 5%, 2036	835,000	761,345
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	470,000	464,482
Tennessee Housing Development Agency (Homeownership Program 2007), 4.65%, 2027	1,000,000	895,920

		$4,160,114
Solid Waste Revenue - 2.2%
Delaware County, PA, Industrial Development Authority Rev. (American Ref-Fuel), “A”, 6.1%, 2013	$1,000,000	$1,001,440
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.45%, 2012	1,250,000	1,215,613

		$2,217,053
State & Agency - Other - 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$86,185
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	100,000	81,197

		$167,382

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - 19.6%
Andover, MN, Economic Development Authority Public Facilities Lease Rev. (Andover Community Center), 5%, 2014 (j)	$355,000	$387,635
Andover, MN, Economic Development Authority Public Facilities Lease Rev. (Bal Community Center), 5%, 2014 (j)	245,000	267,523
Berkeley County, SC, School District Installment Lease (Securing Assets for Education), 5%, 2028	500,000	491,445
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	250,000	252,970
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	420,000	348,016
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	500,000	561,135
Hibbing, MN, Economic Development Authority Rev. (Public Project Hibbing Lease Obligations), 6.4%, 2012	260,000	260,112
Indiana Office Building Commission Correction Facilities Program Rev. (Women’s Prison), “B”, AMBAC, 6.25%, 2016	2,820,000	3,246,835
Lancaster, SC, Educational Assistance Program, Inc., School District Lancaster County Project, 5%, 2026	550,000	536,844
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	350,000	306,355
Los Angeles County, CA, Schools Regionalized Business Service Corp., Capital Appreciation Pooled Financing, “A”, AMBAC, 0%, 2021	2,135,000	1,139,535
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 2016	1,575,000	1,834,182
New York Dormitory Authority Rev. (City University) “A”, 5.75%, 2018	5,000,000	5,667,600
New York Urban Development Corp. Rev. (State Facilities), 5.6%, 2015	1,000,000	1,113,590
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	350,000	294,977
Riverside, MO, Tax Increment Rev. (L-385 Levee Project), 5.25%, 2020	500,000	503,255
St. Louis, MO, Industrial Development Authority Leasehold Rev. (Convention Center Hotel), AMBAC, 0%, 2018	300,000	162,150
Utah Building Ownership Authority Lease Rev. (State Facilities Master Lease Program), “C”, FSA, 5.5%, 2019	1,750,000	2,034,200
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	500,000	539,250

		$19,947,609

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Student Loan Revenue - 2.0%
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	$550,000	$546,656
Nebhelp, Inc., Nebraska Rev. Jr., “A-6”, NATL, 6.45%, 2018	1,500,000	1,469,130

		$2,015,786
Tax - Other - 3.5%
Dallas County, TX, Flood Control District, 7.25%, 2032	$500,000	$494,435
Dona Ana County, NM, Gross Receipts Tax Rev., AMBAC, 5.5%, 2015	1,000,000	1,036,090
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026 (f)	1,960,000	1,999,102

		$3,529,627
Tax Assessment - 4.1%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$355,000	$332,120
Celebration Community Development District, FL, “A”, 6.4%, 2034	225,000	200,016
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	610,000	527,412
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 2016	245,000	221,235
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	405,000	297,865
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	130,000	81,485
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	300,000	257,313
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.55%, 2013 (c)	445,000	520,330
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	225,000	146,680
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	180,000	108,796
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	745,000	491,998
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2027	105,000	82,224
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	465,000	250,956
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	100,000	66,791
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	250,000	141,080
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	490,000	230,535
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (d)	480,000	191,726

		$4,148,562

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - 4.4%
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2012 (c)	$250,000	$280,860
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	480,000	377,006
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	1,405,000	922,059
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	635,000	454,330
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	630,000	697,057
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	250,000	19,318
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	300,000	245,268
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	1,380,000	949,840
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	400,000	435,604
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	105,000	61,762

		$4,443,104
Toll Roads - 1.9%
Northwest Parkway, CO, Public Highway Authority (First Tier), “D”, 7.125%, 2011 (c)	$495,000	$533,630
San Joaquin Hills, CA, Transportation Corridor Agency Toll Road Rev., “A”, NATL, 0%, 2015	2,000,000	1,371,000

		$1,904,630
Transportation - Special Tax - 1.3%
Regional Transportation Authority, IL, “C”, FGIC, 7.75%, 2020	$1,000,000	$1,292,100

Universities - Colleges - 26.5%
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	$225,000	$159,989
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	350,000	284,718
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	535,000	554,934
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	90,616
California State University Rev., “A”, AMBAC, 5%, 2026	960,000	968,266
Chicago, IL, State University Rev. Auxiliary Facilities Systems, NATL, 5.5%, 2023	1,085,000	1,248,130
District of Columbia Rev. (Georgetown University), BHAC, 0% to 2018, 5% to 2040	1,430,000	713,341
Grand Valley, MI, State University Rev., 5.5%, 2027	115,000	117,476

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Grand Valley, MI, State University Rev., 5.625%, 2029	$55,000	$56,196
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	280,000	281,109
Harrisburg, PA, University Authority Rev. (Harrisburg University of Science), “A”, 5.4%, 2016	100,000	97,364
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	335,000	272,774
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	335,000	265,521
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	285,000	239,491
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	255,000	204,747
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	88,972
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	100,000	86,671
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	315,000	363,088
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	225,000	245,781
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	125,000	129,261
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	475,000	371,236
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	460,000	473,671
New York Dormitory Authority Rev. (Columbia University), 5%, 2038 (u)	15,000,000	15,508,200
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	45,000	40,547
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (Saint Edwards University), 5.125%, 2036	115,000	99,704
Tulsa, OK, Tulsa Industrial Authority Rev. (University of Tulsa), 6%, 2027	535,000	566,629
University of Minnesota, “A”, ETM, 5.75%, 2014 (c)	500,000	590,625
University of Minnesota, “A”, ETM, 5.5%, 2021 (c)	2,000,000	2,341,320
University of Southern Indiana Rev., Student Fee, “J”, ASSD GTY, 5.75%, 2028	210,000	226,437
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	225,000	231,815
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	65,000	66,878

		$26,985,507

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Dormitories - 0.6%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$500,000	$314,790
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	220,000	190,082
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	130,000	116,329

		$621,201
Universities - Secondary Schools - 0.2%
Colorado Educational & Cultural Facilities Authority Rev. (Charter School), 5.625%, 2040	$230,000	$203,587

Utilities - Cogeneration - 1.0%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$375,000	$309,341
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	320,653
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	443,190

		$1,073,184
Utilities - Investor Owned - 8.8%
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), “A”, 7.7%, 2033	$250,000	$130,273
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	100,000	76,707
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	270,000	140,635
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “A”, 5.9%, 2032	250,000	216,488
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “B”, 5.9%, 2030	250,000	218,248
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp. Project), “E”, 5.8%, 2038 (b)	250,000	256,045
Massachusetts St. Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	70,000	72,674
Matagorda County, TX, Navigation District 1 (Houston Lighting.), AMBAC, 5.125%, 2028	2,000,000	1,610,480
Michigan Strategic Fund, Ltd. Obligation Rev. (Detroit Edison), “A”, NATL, 5.55%, 2029	3,000,000	2,581,770

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	$1,000,000	$922,350
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	226,633
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light), NATL, 5.4%, 2017	2,500,000	2,531,075

		$8,983,378
Utilities - Other - 3.3%
Indiana Bond Bank Special Program, Gas Revenue, “A”, 5.25%, 2018	$190,000	$188,326
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2026	120,000	107,311
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	250,000	221,853
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	235,000	231,057
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	795,000	647,901
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	790,000	630,531
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	180,000	172,381
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	205,000	187,210
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	300,000	269,931
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	610,000	532,811
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	185,000	159,346

		$3,348,658
Water & Sewer Utility Revenue - 2.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$505,000	$501,536
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	195,000	190,527
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	140,000	144,221
Massachusetts Water Pollution Abatement, 5.25%, 2028	750,000	859,343
Massachusetts Water Resources Authority, “B”, FSA, 5.25%, 2029	600,000	663,398

		$2,359,025
Total Municipal Bonds (Identified Cost, $161,019,774)		$155,200,600

Floating Rate Demand Notes - 0.2%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.08%, due 6/01/09, at Identified Cost and Value	$200,000	$200,000

Money Market Funds (v) - 0.5%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	575,264	$575,264
Total Investments (Identified Cost, $161,795,038)		$155,975,864

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Other Assets, Less Liabilities - (5.3)%		$(5,441,319)
Preferred Shares (Issued by the Fund) - (47.9)%		(48,750,000)
Net Assets applicable to common shares - 100.0%		$101,784,545

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(d)	Non-income producing security – in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(j)	Crossover refunded bond.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,260,546 representing 1.2% of net assets applicable to common shares.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Cabazon Band Mission Indians, CA, 8.375%, 2015	10/04/04	$100,000	$66,036
Cabazon Band Mission Indians, CA, 8.75%, 2019	10/04/04	360,000	237,161
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049	11/02/05	1,000,000	629,090
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	232,276	210,175
Total Restricted Securities			$1,142,462
% of Net Assets applicable to common shares			1.1%

Derivatives Contracts at 5/31/09

Futures Contracts Outstanding at 5/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	115	$13,455,000	Sep-09	$22,059

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	48	$5,647,500	Sep-09	$(18,918)

Portfolio of Investments (unaudited) – continued

At May 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CHCLI	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $161,219,774)	$155,400,600
Underlying funds, at cost and value	575,264
Total investments, at value (identified cost, $161,795,038)		$155,975,864
Receivables for
Investments sold	127,278
Interest	2,811,911
Other assets	21,902
Total assets		$158,936,955
Liabilities
Payables for
Distributions on common shares	$51,014
Distributions on preferred shares	4,647
Daily variation margin on open futures contracts	215,938
Investments purchased	525,024
Payable to the holder of the floating rate certificate from trust assets	7,501,275
Payable for interest expense and fees	32,771
Payable to affiliates
Investment adviser	539
Management fee	10,408
Transfer agent and dividend disbursing costs	3,931
Administrative services fee	408
Payable for independent trustees’ compensation	7,771
Accrued expenses and other liabilities	48,684
Total liabilities		$8,402,410
Preferred shares
Auction preferred shares (1,950 shares issued and outstanding at $25,000 per share) at liquidation value		$48,750,000
Net assets applicable to common shares		$101,784,545
Net assets consist of
Paid-in capital – common shares	$126,888,080
Unrealized appreciation (depreciation) on investments	(5,816,033)
Accumulated net realized gain (loss) on investments	(19,884,178)
Undistributed net investment income	596,676
Net assets applicable to common shares		$101,784,545
Preferred shares, at liquidation value (1,950 shares issued and outstanding at $25,000 per share)		48,750,000
Net assets including preferred shares		$150,534,545
Common shares of beneficial interest outstanding		11,509,000
Net asset value per common share (net assets of $101,784,545 / 11,509,000 shares of beneficial interest outstanding)		$8.84

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$4,602,763
Dividends from underlying funds	722
Total investment income		$4,603,485
Expenses
Management fee	$461,613
Transfer agent and dividend disbursing costs	12,844
Administrative services fee	18,304
Independent trustees’ compensation	8,714
Stock exchange fee	13,832
Preferred shares remarketing agent fee	56,294
Custodian fee	12,128
Shareholder communications	16,712
Auditing fees	35,869
Legal fees	15,608
Interest expense and fees	41,657
Miscellaneous	17,889
Total expenses		$711,464
Fees paid indirectly	(4,515)
Reduction of expenses by investment adviser	(38,038)
Net expenses		$668,911
Net investment income		$3,934,574
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(1,580,015)
Futures contracts	(1,001,390)
Net realized gain (loss) on investments		$(2,581,405)
Change in unrealized appreciation (depreciation)
Investments	$11,956,757
Futures contracts	971,147
Net unrealized gain (loss) on investments		$12,927,904
Net realized and unrealized gain (loss) on investments		$10,346,499
Distributions declared to preferred shareholders		$(230,869)
Change in net assets from operations		$14,050,204

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/09	Year ended 11/30/08
Change in net assets	(unaudited)
From operations
Net investment income	$3,934,574	$7,672,595
Net realized gain (loss) on investments	(2,581,405)	(6,680,762)
Net unrealized gain (loss) on investments	12,927,904	(23,231,129)
Distributions declared to preferred shareholders	(230,869)	(2,043,380)
Change in net assets from operations	$14,050,204	$(24,282,676)
Distributions declared to common shareholders
From net investment income	$(3,257,047)	$(6,318,442)
Total change in net assets	$10,793,157	$(30,601,118)
Net assets applicable to common shares
At beginning of period	90,991,388	121,592,506
At end of period (including undistributed net investment income of $596,676 and $150,018, respectively)	$101,784,545	$90,991,388

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
			2008	2007		2006	2005	2004

Net asset value, beginning of period	$7.91		$10.56	$11.53		$11.16	$11.14	$11.47
Income (loss) from investment operations
Net investment income (d)	$0.34		$0.67	$0.79	(z)	$0.75	$0.75	$0.74
Net realized and unrealized gain (loss) on investments	0.89		(2.59)	(1.02	)(z)	0.37	0.05	(0.33)
Distributions declared to preferred shareholders	(0.02)		(0.18)	(0.19)		(0.17)	(0.12)	(0.06)
Total from investment operations	$1.21		$(2.10)	$(0.42)		$0.95	$0.68	$0.35
Less distributions declared to common shareholders
From net investment income, common shares	$(0.28)		$(0.55)	$(0.55)		$(0.58)	$(0.66)	$(0.68)
Net asset value, end of period	$8.84		$7.91	$10.56		$11.53	$11.16	$11.14
Common share market value, end of period	$8.18		$6.35	$9.56		$10.73	$10.40	$10.01
Total return at common market value (%) (p)	33.84	(n)	(29.32)	(6.12)		8.96	10.68	0.64
Total return at net asset value (%) (p)(r)(s)(t)	16.11	(n)	(20.30)	(3.50)		9.11	6.72	3.80
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	1.52	(a)	1.56	1.35		1.37	1.30	1.29
Expenses after expense reductions (f)(p)	1.44	(a)	1.47	1.32		1.34	1.30	N/A
Expenses after expense reductions and excluding interest expense and fees (f)(l)(p)	1.35	(a)	1.34	1.29		1.31	1.30	1.29
Net investment income (p)	8.41	(a)	6.82	7.10	(z)	6.71	6.64	6.55
Portfolio turnover	9		34	24		34	16	15
Net assets at end of period (000 Omitted)	$101,785		$90,991	$121,593		$132,663	$128,402	$128,157

Financial Highlights – continued

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
			2008	2007	2006	2005	2004

Supplemental Ratios (%):
Net investment income available to common shares	7.92	(a)	5.01	5.37	5.15	5.61	6.06
Senior Securities:
Total preferred shares outstanding	1,950		1,950	2,400	2,400	2,400	2,400
Asset coverage per preferred share (k)	$77,197		$71,662	$75,664	$80,276	$78,501	$78,399
Involuntary liquidation preference per preferred share (o)	$25,000		$25,000	$25,000	$25,007	$25,004	$25,001
Average market value per preferred share (m)(x)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	Calculated by subtracting the trust’s total liabilities (not including preferred shares) from the trust’s total assets and dividing this number by the number of preferred shares outstanding.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(m)	Amount excludes accrued unpaid distributions to Auction Preferred Shareholders.
(n)	Not annualized.
(o)	Effective November 30, 2007, amount excludes accrued unpaid distributions to Auction Preferred Shareholders.
(p)	Ratio excludes dividend payment on auction preferred shares.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Prior to November 30, 2007, total return at net asset value is unaudited.
(x)	Average market value represents the approximate fair value of the fund’s liability.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the year ended November 30, 2007 that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.35% to the net investment income ratio. The change in estimate had no impact on net assets, net asset value per share or total return.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Investment Grade Municipal Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be

Notes to Financial Statements (unaudited) – continued

valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the

Notes to Financial Statements (unaudited) – continued

significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of May 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$575,264	$155,400,600	$—	$155,975,864
Other Financial Instruments	$3,141	$—	$—	$3,141

In April 2009, FASB Staff Position (FSP) 157-4 was issued and is effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 clarifies FASB Statement No. 157, Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Management is evaluating the application of the FSP to the fund, and believes the impact resulting from the adoption of this FSP will be limited to expanded disclosure in the fund’s financial statements.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

Notes to Financial Statements (unaudited) – continued

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2009:

		Asset Derivatives			Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value		Location on Statement of Assets and Liabilities	Fair Value
Interest Rate Contracts	Interest Rate Futures	Unrealized appreciation on investments	$22,059(a	)	Unrealized depreciation on investments	$(18,918	)(a)

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s Portfolio of Investments. Only the current day’s variation margin for futures contracts is reported within the fund’s Statement of Assets and Liabilities.

The following table presents by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2009 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$(1,001,390)

The following table presents by major type of derivative contract, the changes in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2009 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$971,147

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or

Notes to Financial Statements (unaudited) – continued

a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the

Notes to Financial Statements (unaudited) – continued

opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. At May 31, 2009, the fund’s payable to the holder of the floating rate certificate from trust assets was $7,501,275 and the interest rate on these floating rate certificates issued by the trust was 1.70%. For the six months ended May 31, 2009, the average daily payable to the holder of the floating rate certificate from trust assets was $7,501,275 at a weighted average interest rate of 1.11%. Interest expense and fees relate to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the year ended May 31, 2009, interest expense and fees in connection with self-deposited inverse floaters was $41,657. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax return for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax

Notes to Financial Statements (unaudited) – continued

purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, distressed securities, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/08
Tax-exempt income	$8,361,822

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/09
Cost of investments	$154,026,486
Gross appreciation	6,241,297
Gross depreciation	(11,793,194)
Net unrealized appreciation (depreciation)	$(5,551,897)

As of 11/30/08
Undistributed ordinary income	$249,596
Undistributed tax-exempt income	10,240
Capital loss carryforwards	(14,745,830)
Post-October capital loss deferral	(3,726,305)
Other temporary differences	(109,818)
Net unrealized appreciation (depreciation)	(17,574,575)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of November 30, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/10	$(1,238,884)
11/30/15	(7,005,145)
11/30/16	(6,501,801)
$(14,745,830)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an

Notes to Financial Statements (unaudited) – continued

annual rate of 0.65% of the fund’s average daily net assets (including the value of auction preferred shares).

The investment adviser has agreed in writing to reduce its management fee to 0.63% of average daily net assets (including the value of auction preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2009. This management fee reduction amounted to $14,203, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2009 was equivalent to an annual effective rate of 0.63% of the fund’s average daily net assets (including the value of auction preferred shares).

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses other than remarketing fees, such that total annual fund operating expenses do not exceed 0.89% annually of the fund’s average daily net assets (including the value of auction preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2009. For the six months ended May 31, 2009, this reduction amounted to $23,490 and is reflected as a reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund ‘s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2009, these fees paid to MFSC amounted to $4,832. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended May 31, 2009, the fund did not pay any out-of-pocket expenses to MFSC.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2009 was equivalent to an annual effective rate of 0.0258% of the fund’s average daily net assets including the value of the auction preferred shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also

Notes to Financial Statements (unaudited) – continued

officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – The fund’s former independent trustees participated in a Deferred Compensation Plan (the Plan). The fund’s current independent trustees are not allowed to defer compensation under the Plan. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $7,752 of deferred trustees’ compensation.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $715 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $345, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $13,227,108, and $12,610,083, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended May 31, 2009, the fund did not repurchase any shares.

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus 1.25%. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed spread. For the six months ended May 31, 2009, the fund’s commitment fee and interest expense were $351 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	10,366,802	(9,791,538)	575,264

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$722	$575,264

(8)	Auction Preferred Shares

The fund has 1,950 shares issued and outstanding of Auction Preferred Shares (APS), series M. Dividends are cumulative at a rate that is reset every seven days through an auction process. If the APS are unable to be remarketed on a remarketing date as part of the auction process, the fund would be required to pay the maximum applicable rate on APS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on APS is equal to 110% of the higher of (i) the Taxable Equivalent of the Short-Term Municipal Bond Rate or (ii) the “AA” Composite Commercial Paper Rate.

Notes to Financial Statements (unaudited) – continued

Since February 2008, regularly scheduled auctions for APS issued by closed end funds, including MFS Investment Grade Municipal Trust, have consistently failed because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, APS holders cannot sell their shares tendered for sale. While repeated auction failures have affected the liquidity for APS, they do not constitute a default or automatically alter the credit quality of the APS, and APS holders have continued to receive dividends at the previously defined “maximum rate”. During the six months ended May 31, 2009, the APS dividend rates ranged from 0.58% to 2.58%. For the six months ended May 31, 2009, the average dividend rate was 0.94%. These developments with respect to APS do not affect the management or investment policies of the fund. However, one implication of these auction failures for Common shareholders is that the fund’s cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the fund’s future Common share earnings may be lower than they otherwise would have been. To the extent that investments are purchased with the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund.

The fund pays an annual fee equivalent to 0.25% of the preferred share liquidation value for remarketing efforts associated with the preferred auction. Effective May 1, 2009, this fee will be reduced to 0.15% when auctions fail. The APS are redeemable at the option of the fund in whole or in part at the redemption price equal to $25,000 per share, plus accumulated and unpaid dividends. The APS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied. The fund is required to maintain certain asset coverage with respect to the APS as defined in the fund’s By-Laws and the Investment Company Act of 1940 and, as such is not permitted to declare common share dividends unless the fund’s APS have a minimum asset coverage ratio of 200% after declaration of the common share dividends.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS Investment Grade Municipal Trust:

We have reviewed the accompanying statement of assets and liabilities of the MFS Investment Grade Municipal Trust (the Fund), including the portfolio of investments, as of May 31, 2009, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2009. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2008, and the financial highlights for each of the two years in the period ended November 30, 2008, and in our report dated January 20, 2009, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights. The financial highlights for each of the three years in the period ended November 30, 2006 were audited by another independent registered public accounting firm whose report, dated January 25, 2007, expressed an unqualified opinion on those financial highlights.

Boston, Massachusetts

July 17, 2009

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s two most recent reviews and renewals of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2008 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1.800.SEC.0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Transfer Agent, Registrar and Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

500 Boylston Street, Boston, MA 02116	New York Stock Exchange Symbol: CXH

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Investment Grade Municipal Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/08-12/31/08	0	N/A	0	1,150,900
1/01/09-1/31/09	0	N/A	0	1,150,900
2/01/09-2/28/09	0	N/A	0	1,150,900
3/01/09-3/31/09	0	N/A	0	1,150,900
4/01/09-4/30/09	0	N/A	0	1,150,900
5/01/09-5/31/09	0	N/A	0	1,150,900

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2009 plan year is 1,150,900.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2009

*	Print name and title of each signing officer under his or her signature.